Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Change in Benefit Obligation, Plan Assets and Funded Status of Defined Benefit Pension Plans

The change in benefit obligation, plan assets and the funded status of the defined benefit pension plans in the United States, United Kingdom, Norway, Germany and the Netherlands and defined postretirement plans in the United States, using a measurement date of December 31, 2013 and December 31, 2012, is as follows (in millions):

	Pension benefits		Postretirement benefits
At year end	2013	2012	2013	2012
Benefit obligation at beginning of year	$655	$556	$30	$35
Service cost	7	6	1	—
Interest cost	31	27	2	1
Actuarial loss (gain)	(10)	76	(12)	(2)
Benefits paid	(38)	(26)	(4)	(4)
Participants contributions	—	1	—	—
Exchange rate loss (gain)	7	12	—	—
Acquisitions	194	11	28	—
Curtailments	—	(8)	—	—

Benefit obligation at end of year	$846	$655	$45	$30

Fair value of plan assets at beginning of year	$517	$419	$—	$—
Actual return	72	49	—	—
Benefits paid	(38)	(26)	(4)	(4)
Company contributions	28	53	4	4
Participants contributions	—	1	—	—
Exchange rate gain (loss)	4	12	—	—
Acquisitions	123	9	—	—

Fair value of plan assets at end of year	$706	$517	$—	$—

Funded status	$(140)	$(138)	$(45)	$(30)

Accumulated benefit obligation at end of year	$811	$635

Assumption Rates Used for Benefit Obligations

Defined Benefit Pension Plans

Assumed long-term rates of return on plan assets, discount rates and rates of compensation increases vary for the different plans according to the local economic conditions. The assumption rates used for benefit obligations are as follows:

	Years Ended December 31,
	2013	2012
Discount rate:
United States plan	4.65%	3.78%
International plans	3.50% - 4.40%	3.30% - 4.40%
Salary increase:
United States plan	N/A	N/A
International plans	2.00% - 4.40%	2.00% - 3.87%

Assumption Rates Used for Net Periodic Benefit Costs

The assumption rates used for net periodic benefit costs are as follows:

	Years Ended December 31,
	2013	2012	2011
Discount rate:
United States plan	3.80%	4.58%	4.95%
International plans	3.46% - 4.40%	4.50% - 5.60%	5.25% - 5.65%
Salary increase:
United States plan	N/A	N/A	N/A
International plans	2.00% - 3.53%	2.00% - 4.00%	2.00% - 4.33%
Expected return on assets:
United States plan	6.30%	6.33%	5.50% - 6.50%
International plans	3.50% - 5.82%	4.50% - 6.51%	4.50% - 7.06%

Plan's Assets Carried at Fair Value

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets carried at fair value (in millions):

	Fair Value Measurements
	Total	Level 1	Level 2	Level 3
December 31, 2012:
Equity securities	$204	$—	$204	$—
Bonds	139	—	139	—
Other (insurance contracts)	174	—	74	100

Total Fair Value Measurements	$517	$—	$417	$100

December 31, 2013:
Equity securities	$296	$—	$296	$—
Bonds	172	—	172	—
Other (insurance contracts)	238	—	131	107

Total Fair Value Measurements	$706	$—	$599	$107

Summary of Changes in Fair Value of Plan's Level Three Assets

The following table sets forth a summary of changes in the fair value of the Plan’s Level 3 assets (in millions):

Level 3 Plan Assets
Balance at December 31, 2011	$77

Actual return on plan assets still held at reporting date	10
Purchases, sales and settlements	8
Currency translation adjustments	5

Balance at December 31, 2012	$100

Actual return on plan assets still held at reporting date	5
Purchases, sales and settlements	5
Currency translation adjustments	(3)

Balance at December 31, 2013	$107